Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,306,361)	$ (556,903)	$ (2,172,176)	$ (2,343,491)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	168,019	41,051	425,110	290,004
Depreciation	124	70	510	290
Change in fair value for the period of warrant derivative liability	(29,501)		(1,006,099)
Stock payable			100,000
Changes in operating assets and liabilities:
Prepaid expenses	(77,797)	(9,462)	27,048	(35,384)
Other receivable	(36,800)	18,665	13,340	(22,127)
Accounts payable and accrued liabilities	230,667	105,427	(180,409)	500,696
Net cash used in operating activities	(1,051,649)	(401,152)	(2,792,676)	(1,610,020)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment			(688)	(845)
Purchase of license			(1,500,000)
Net cash used in investing activities			(1,500,688)	(845)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common shares for cash		170,774	8,376,379	1,386,613
Common stock issuance costs	(15,151)
Refund for fractional stock	(117)
Advance from related parties	4,334	3,686	18,276	19,894
Repayments to related parties	(3,040)	(558)	(17,228)	(18,056)
Net cash provided by financing activities	(13,974)	173,902	8,377,427	1,388,451
Effects on changes in foreign exchange rate	16,341	4,900	2,478	(12,937)
Net decrease in cash and cash equivalents	(1,049,282)	(222,350)	4,086,541	(235,351)
Cash and cash equivalents - beginning of period	4,423,965	337,424	337,424	572,775
Cash and cash equivalents - end of period	3,374,683		4,423,965	337,424
Supplemental Cash Flow
Cash paid for interest	0	0	0	0
Cash paid for income taxes	0	$ 0	0	$ 0
Non-cash financing and investing activities:
Common shares issued for acquisition of license offset against stock payable	539,417
Common shares issued for settlement of stock payable	$ 100,000
Reclass of warrant derivative liability from equity			1,035,600
Share issuance for price protection			$ 13